Stockholders’ Deficiency - Accounting allocation of initial proceeds (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended						213 Months Ended	219 Months Ended
	Jun. 30, 2013	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2013	Jan. 31, 2014
Equity [Abstract]
Net proceeds	$ 1,165,000	$ 750,000	$ 1,450,000	$ 2,615,000	$ 1,975,000	$ 2,315,000				$ 18,920,000	$ 19,670,000
Derivative warrant liability fair value	(1,189,744)	(942,279)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)	(216,000)
Deemed dividend	$ (1,620,177)	$ 408,279		$ (1,722,474)	$ (376,746)	$ (766,417)	$ (810,003)	$ (764,154)	$ (720,900)